Operating Expenses - Schedule of Operating Expenses by Nature (Details) - Operating Expenses [Member] - CAD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Operating Expenses by Nature [Line Items]
Employee benefit expenses	$ 16,222,815	$ 21,663,997	$ 30,088,677
Stock-based compensation	1,715,512	2,436,974	4,272,673
Research costs	2,201,697	3,313,386	1,985,042
Impairment loss related to intangible assets	69,315,247		38,207,503
Marketing expenses	684,547	917,970	917,223
Selling expenses	32,740	62,965	299,382
Depreciation of property and equipment	512,275	1,059,769	1,291,048
Product line management expenses	11,418	3,919	47,965
Recruitment fees	152,489	377,679	780,126
Professional fees	5,415,402	6,763,019	3,852,140
Other expenses	2,267,706	2,010,929	1,176,515
Subcontractor services	2,220,592	1,331,573	1,980,500
Travel expenses	494,763	754,869	470,494
Amortization of intangible assets	257,932	286,494	257,064
Insurance	1,453,193	373,251	373,311
Research and development tax credits	(176,856)	(225,609)	(70,191)
Depreciation expense on right of use assets	478,460	508,556	547,658
Business acquisition costs	2,407,977	3,506,630
Listing expense	59,139,572
Total, operating expenses	$ 164,807,481	$ 45,146,371	$ 86,477,130